Derivative Liabilities (Details) (USD $)	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Derivative Liabilities	$ 76,097	$ 106,176	$ 3,074,504	$ 1,573,859
Common Stock and Warrants [Member]
Derivative Liabilities	$ 76,097	$ 106,176	$ 129,378